NATURE OF OPERATIONS	12 Months Ended
Dec. 31, 2011
NATURE OF OPERATIONS
NATURE OF OPERATIONS

1.                                      NATURE OF OPERATIONS

Sierra Wireless, Inc., together with its subsidiaries (collectively, the “company, we, our”) was incorporated under the Canada Business Corporations Act on May 31, 1993.  We are a global leader in the development of wireless technologies and solutions. We focus on wireless devices and applications, offering a comprehensive portfolio of products and services that reduce complexity for our customers. With sales, engineering, and research and development teams located in offices around the world, we provide leading edge wireless solutions for the machine-to-machine (“M2M”) and mobile computing markets. We develop and market a range of products that include wireless modems for mobile computers, embedded modules and software for original equipment manufacturers (“OEMs”), intelligent wireless gateway solutions for industrial, commercial and public safety applications, and an innovative platform for delivering device management and end-to-end application services. We also offer professional services to OEM customers during their product development and launch process, leveraging our expertise in wireless design, software, integration and certification to provide built-in wireless connectivity for mobile computing devices and M2M solutions. Our products, services and solutions connect people, their mobile computers and machines to wireless voice and data networks around the world.

We implemented a new organizational structure during the fourth quarter of 2010 and we have two reportable segments effective January 1, 2011.

Mobile Computing	—	includes AirCard mobile broadband devices and AirPrime wireless embedded modules for PC OEM customers.

Machine-to-Machine	—	includes AirPrime embedded wireless modules (excluding embedded module sales to PC OEMs), AirLink Intelligent Gateways and routers, and AirVantage M2M Cloud Platform.

The primary markets for our products is North America, Europe and Asia Pacific.